Administrative expenses (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Expense by nature
Net loss/(gain) on disposal of property, plant and equipment and right-of-use assets	$ 1.2	$ (0.4)
Business combination costs	0.9	0.2
Net (reversal of impairment)/impairment of withholding tax receivables	(12.4)	8.2
Other	3.1	2.5
Impairment of goodwill		87.9
IHS Latam Group
Expense by nature
Impairment of goodwill		87.9
Administrative expense
Expense by nature
Staff costs	43.1	36.7
Professional fees	11.3	12.6
Facilities, short term rental and upkeep	8.3	8.4
Depreciation	2.7	2.8
Travel costs	2.6	2.9
Net loss/(gain) on disposal of property, plant and equipment and right-of-use assets	1.2	(0.4)
Business combination costs	0.9	0.2
Amortization	0.8	1.0
Operating taxes	0.1	0.5
Net (reversal of impairment)/impairment of withholding tax receivables	(12.4)	8.2
Other	4.5	5.9
Impairment of goodwill		87.9
Total	$ 63.1	$ 166.7